Operating assets and liabilities - Trade receivables (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	kr 109,478	kr 111,097
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	111,097
Allowance at the end of the year	109,478	111,097
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,856	71,949
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	71,949
Allowance at the end of the year	70,856	71,949
Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,843	74,076
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	74,076
Allowance at the end of the year	72,843	74,076
Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,987	2,127
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	2,127	1,794
Reversal of allowance on realised losses	(70)	(70)
Net movement recognised in income statement	44	445
Effect of exchange rate adjustment	(114)	(42)
Allowance at the end of the year	1,987	2,127
Trade receivables | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68,790	70,196
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	70,196
Allowance at the end of the year	68,790	70,196
Trade receivables | Not yet due | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,034	71,245
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	71,245
Allowance at the end of the year	70,034	71,245
Trade receivables | Not yet due | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,244	1,049
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	1,049
Allowance at the end of the year	1,244	1,049
Trade receivables | 1-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,672	1,222
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	1,222
Allowance at the end of the year	1,672	1,222
Trade receivables | 1-90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,813	1,452
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	1,452
Allowance at the end of the year	1,813	1,452
Trade receivables | 1-90 days | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	141	230
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	230
Allowance at the end of the year	141	230
Trade receivables | 91-180 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	219	305
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	305
Allowance at the end of the year	219	305
Trade receivables | 91-180 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	295	415
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	415
Allowance at the end of the year	295	415
Trade receivables | 91-180 days | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76	110
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	110
Allowance at the end of the year	76	110
Trade receivables | 181-270 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	175	226
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	226
Allowance at the end of the year	175	226
Trade receivables | 181-270 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	212	328
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	328
Allowance at the end of the year	212	328
Trade receivables | 181-270 days | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37	102
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	102
Allowance at the end of the year	37	102
Trade receivables | 271-360 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	0
Allowance at the end of the year	0	0
Trade receivables | 271-360 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	114	341
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	341
Allowance at the end of the year	114	341
Trade receivables | 271-360 days | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	114	341
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	341
Allowance at the end of the year	114	341
Trade receivables | More than 360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	0
Allowance at the end of the year	0	0
Trade receivables | More than 360 days past due | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	375	295
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	295
Allowance at the end of the year	375	295
Trade receivables | More than 360 days past due | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	375	295
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	295
Allowance at the end of the year	kr 375	kr 295